INCOME TAXES - Income tax payable (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Current tax payable	$ 36	$ 32
Uncertain tax provisions	66	164
Total income tax payable	$ 102	$ 196	[1]

[1]	* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.